SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 – 33 (mainly 33)
Office furniture and equipment	6 – 14 (mainly 6)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Theoretical Effect Balance Sheet
The cumulative effect of the changes made to The Comapny January 1, 2018 consolidated balance sheet for the adoption of Topic 606 were as follows (USD, in thousands):

	Balance at December 31, 2017	Adjustments due to Topic 606	Balance at January 1, 2018
Prepaid expenses and other current assets	19,246	(10,745)	8,501
Prepaid expenses and other long-term assets	3,823	(2,697)	1,126
Deferred revenues ST	202,482	(25,379)	177,103
Deferred revenues LT	14,329	(6,393)	7,936
Accumulated deficit	(299,581)	18,330	(281,251)

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated statement of comprehensive loss and balance sheet for the year ended December 31, 2018 was as follows (USD, in thousands):

Consolidated Balance Sheet

	Balance as reported at December 31, 2018	Adjustment due to Topic 606	Amounts under Topic 605
Prepaid expenses and other current assets	11,939	13,596	25,535
Prepaid expenses and other long-term assets	3,065	3,536	6,601
Deferred revenues ST	227,226	30,129	257,355
Deferred revenues LT	12,494	8,269	20,763
Accumulated deficit	(318,371)	(21,266)	(339,637)

Schedule of Theoretical Effect Income Statement
Consolidated statement of comprehensive loss

	Balance as reported at December 31, 2018	Adjustments due to Topic 606	Amounts under Topic 605
Revenue	603,704	(6,626)	597,078
Cost of Revenue	126,947	(3,690)	123,257
Net loss	(37,120)	(2,936)	(40,056)
Basic and diluted net loss per share	$(0.77)	$(0.06)	$(0.83)

Schedule of Theoretical Effect Cash Flow
Consolidated statement of cash flows

	Balance as reported at December 31, 2018	Adjustments due to Topic 606	Amounts under Topic 605
Cash flow from operating activities:
Net loss	(37,120)	(2,936)	(40,056)
Other adjustments	152,829	2,936	155,765

Schedule of Total Accumulated Other Comprehensive Loss, Net
The total accumulated other comprehensive loss was comprised as follows:

	Year ended December 31, 2018
	Unrealized losses on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning Balance	(291)	5	$(286)
Other comprehensive income before reclassifications, net	(24)	(3,068)	(3,092)
Amounts reclassified from accumulated other comprehensive income	-	1,687	1,687
Net current period other comprehensive loss	(24)	(1,381)	(1,405)
Total accumulated other comprehensive loss	(315)	(1,376)	$(1,691)

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gain (losses) on cash flow hedges	Total
Beginning Balance	-	(389)	$(389)
Other comprehensive income before reclassifications, net	(291)	5,812	5,521
Amounts reclassified from accumulated other comprehensive income	-	(5,418)	(5,418)
Net current period other comprehensive loss	(291)	394	103
Total accumulated other comprehensive loss	(291)	5	$(286)

Schedule of Financial Assets and Liabilities Measured at Fair Value
The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 .

	Level 1	Level 2	Total

Money market funds	$456	$-	$456
Corporate bonds	-	67,248	67,248
Treasury bonds	-	2,969	2,969
	456	70,217	70,673

Derivatives contracts	-	2,573	2,573
Total financial assets	456	72,790	73,246

Derivatives contracts	-	2,596	2,596
Total financial liabilities	$-	$2,596	$2,596

The following table represents the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2017.

	Level 1	Level 2	Total

Money market funds	$331	$-	$331
Certificates of deposits	-	11,013	11,013
Corporate bonds	-	21,717	21,717
	331	32,730	33,061

Derivatives contracts	-	1,192	1,192
Total financial assets	331	33,922	34,253

Derivatives contracts	-	2,973	2,973
Total financial liabilities	$-	$2,973	$2,973